Revenue and expenses (Schedule of detailed information about revenue) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Copper	$ 1,154.8	$ 1,065.8
Gold	673.6	463.0
Zinc	71.1	76.6
Silver	51.5	35.6
Molybdenum	60.1	79.4
Other	1.7	0.2
Revenue from contracts	2,012.8	1,720.6
Non-cash streaming arrangement items
Amortization of deferred revenue - gold	40.7	39.8
Amortization of deferred revenue - silver	33.6	32.6
Amortization of deferred revenue - variable consideration adjustments - prior periods	(3.8)	4.9
Amortization of deferred revenue	70.5	77.3
Pricing and volume adjustments	35.2	5.8
Revenue excluding treatment and refining charges	2,118.5	1,803.7
Treatment and refining charges	(97.3)	(113.7)
Revenue	$ 2,021.2	$ 1,690.0